SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
SIGNIFICANT RELATED PARTY TRANSACTIONS
SIGNIFICANT RELATED PARTY TRANSACTIONS

25.        SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)        Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Service fees paid to Stuart Management Co.	—	—	40

	2020	2019
	RMB’000	RMB’000
Amounts owed to related parties	36,348	36,217
Service fees accrued to Stuart Management Co.	—	—
	36,348	36,217

Pursuant to an administrative services agreement dated as of December 1, 2009 between the Company and Stuart Management Co., an affiliate of Paul K. Kelly, an ex-director who resigned on Nov 27, 2013, the Company paid US$6,000 (equivalent to RMB 40,000) and US$12,000 (equivalent to RMB 81,000) during the years ended December 31, 2018 and 2017 plus out-of-pocket expenses to Stuart Management Co. for administrative services. The initial one-year term began on December 1, 2009, and the agreement automatically renews for successive one-year terms unless either party notifies the other of its intent not to renew. During the term of the agreement, Stuart Management Co. provided the Company with general administrative services, including acting as the Company’s administrative agent in the United States and the British Virgin Islands, and allow the Company to utilize certain of its office space for meetings. The agreement was renewed to reduce the amount to US$4,900 (equivalent to RMB 30,000) a month in December 2013. The amount was further reduced to US$1,000 (equivalent to RMB 6,000) a month commencing October 2014. The Company terminated service with Stuart Management starting from July 1, 2018.

Mr. Huang Jia Dong, the founder and Chairman of Hengda and the Chief Executive Officer and one of the directors of the Company and Mr. Wong Kung Tok, formerly one of the Company’s significant shareholders, provide working capital loans to the Company from time to time during the normal course of its business. These loans amounted to RMB 35,057,000 and RMB 35,057,000 as of December 31, 2020 and 2019, respectively. These loans are interest free, unsecured and repayable on demand. Mr. Huang and Mr. Wong are brothers-in-law. Mr. Huang and Mr. Wong are brothers-in-law.

As of December 31, 2020, the Company had a loan of US$167,000 (equivalent to RMB 1,160,000) (2019: US$167,000 (equivalent to RMB 1,160,000)) payable to Sound Treasure Limited, an affiliate of Mr. Huang Jia Dong and a shareholder of the Company. This loan is interest free, unsecured and repayable on demand.

As of December 31, 2020, the Company had a loan of US $20,000 (equivalent to RMB 131,000) (2019: nil) payable to Alex Ng, a director of the Company. This loan is interest free, unsecured and repayable on demand.